Share Capital and Other Equity Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the issued and outstanding common shares of the Company during the six months ended June 30, 2020 and 2019 were as follows:

	June 30, 2020		June 30, 2019
	Number	Amount	Number	Amount
Balance - beginning of period	23,313,164	$932,951	720,306	$583,117
Issued to acquire assets	96,833	1,240	4,420	1,326
Shares issued pursuant to a restricted share units plan (note 11b)	10,355	9,764	-	-
Shares issued pursuant to debt restructuring			15,050,312	228,915
Shares issued for cash	-	-	7,536,654	118,648
Shares released from escrow	-	-	-	400
Shares issued in payment to suppliers	-	-	1,472	545
Balance - end of period	23,420,352	$943,955	23,313,164	$932,951

Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price

Changes in the number of stock options outstanding during the six months ended June 30, 2020 and 2019 were as follows:

	June 30, 2020		June 30, 2019
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
Balance - beginning of period	2,209,864	$38.72	21,625	$1,464.49
Granted	436,570	14.06	2,047,560	35.10
Forfeited	(64,141)	24.42	(1,429)	1,352.79
Cancelled	-	-	(9,094)	1,164.74
Expired	(1,435)	2,433.20	(1,902)	1,110.29
Repriced - options before repricing	(1,929,685)	35.14	-	-
Repriced - options after repricing	1,929,685	15.21	-	-
Balance - end of period	2,580,858	$18.67	2,056,760	$43.23

Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values	The following Black-Scholes assumption were used:
Expected dividend rate	-
Expected volatility of share price	93.2%
Risk-free interest rate	0.4%
Expected life in years	6.3
Weighted average grant date incremental fair value	$1.55

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options. The weighted average inputs into the model and the resulting grant date fair values during the six months ended June 30, 2020 and 2019, except for the effect of the repricing were as follows:

	June 30,	June 30,
	2020	2019
Expected dividend rate	-	-
Expected volatility of share price	91.7%	45.0%
Risk-free interest rate	0.5%	1.4%
Expected life in years	6.8	7.3
Weighted average grant date fair value	$10.51	$13.43

Schedule of Stock Options Issued and Outstanding by Range of Exercise Price

At June 30, 2020, options issued and outstanding by range of exercise price are as follows:

		Weighted average
		remaining	Weighted		Weighted
Range of	Number	contractual life	average	Number	average
exercise price	outstanding	(in years)	exercise price	exercisable	exercise price
$7.86-$11.99	171,250	9.3	$9.58	-	$-
$14.06	436,570	9.9	14.06	-	-
$15.21	1,914,976	8.9	15.21	431,605	15.21
$27.00 - $3,190.00	58,062	8.6	194.23	56,741	185.78
	2,580,858	9.1	$18.67	488,346	$35.03

Schedule of Total Share-Based Payments Expense

The total share-based payments expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the quarters and six months ended June 30, 2020 and 2019 as indicated in the following table:

	Quarter ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Cost of sales and other production expenses	$10	$88	$17	$88
Research and development expenses	1,068	5,080	2,083	5,772
Administration, selling and marketing expenses	1,346	9,729	2,701	10,569
	$2,424	$14,897	$4,801	$16,429

Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the number of restricted share units or RSU outstanding during the six months ended June 30, 2020 and 2019 were as follows:

	June 30,	June 30,
	2020	2019
Balance - beginning of period	17,565	18,299
Granted	-	12,564
Forfeited	(24)	(359)
Released	(10,355)	-
Paid in cash	(2,948)	(8,246)
Cancelled	-	(4,249)
Balance - end of period	4,238	18,009

Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

The following table summarizes the changes in the number of warrants outstanding during the six months ended June 30, 2020 and 2019:

	June 30, 2020		June 30, 2019
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price

Balance of warrants - beginning of period	172,735	$84.33	153,611	$1,028.35
Issued to acquire assets	-	-	19,402	156.36
Cancelled - loan modification	-	-	(168,735)	872.51
Issued - loan modification	-	-	168,735	15.21
Balance of warrants - end of period	172,735	$84.33	173,013	$94.46
Balance of warrants exercisable - end of period	172,735	$84.33	171,013	$60.48

Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price	As at June 30, 2020, the following warrants were outstanding:
Number	Expiry date	Exercise price
4,000	January 2023	3,000.00
168,735	April 2027	15.21
172,735		$84.33